UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21687

Fiduciary/Claymore Dynamic Equity Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Fiduciary/Claymore Dynamic Equity Fund

Portfolio of Investments

February 28, 2007 (unaudited)

Number of Shares		Value
	Long-Term Investments - 88.5%
	Common Stocks - 88.5%
	Consumer Discretionary - 9.0%
36,500	Best Buy Co., Inc.	$1,696,155
67,800	Comcast Corp. - Class A (a)	1,743,816
22,000	Home Depot, Inc. (The)	871,200
15,400	Lennar Corp. - Class A	758,296
24,800	Lowe’s Cos., Inc.	807,488
9,000	Nike, Inc. - Class B	940,230
20,400	Nordstrom, Inc.	1,083,036
18,600	Target Corp.	1,144,458
22,000	Walt Disney Co. (The)	753,720

		9,798,399

	Consumer Staples - 5.6%
21,800	PepsiCo, Inc.	1,376,670
32,800	Procter & Gamble Co.	2,082,472
18,600	Walgreen Co.	831,606
20,400	Wal-Mart Stores, Inc.	985,320
16,800	Whole Foods Market, Inc.	802,536

		6,078,604

	Energy - 5.7%
33,000	B.J. Services Co.	884,070
22,800	Baker Hughes, Inc.	1,484,508
14,000	Chevron Corp.	960,540
14,700	Schlumberger, Ltd. (Netherlands)	923,160
73,600	Williams Cos., Inc.	1,984,992

		6,237,270

	Financials - 17.0%
25,500	American International Group, Inc.	1,711,050
37,200	Bank of America Corp.	1,892,364
11,000	Bear Stearns Cos., Inc. (The)	1,674,640
36,900	CIT Group, Inc.	2,083,743
38,600	Citigroup, Inc.	1,945,440
6,100	Goldman Sachs Group, Inc.	1,229,760
30,600	JPMorgan Chase & Co.	1,511,640
29,600	Lehman Brothers Holdings, Inc.	2,169,680
44,100	Wachovia Corp.	2,441,817
52,300	Wells Fargo & Co.	1,814,810

		18,474,944

	Health Care - 12.6%
26,100	Amgen, Inc. (a)	1,677,186
11,200	Cardinal Health, Inc.	785,008
28,150	Coventry Health Care, Inc. (a)	1,531,923
18,100	Genentech, Inc. (a)	1,527,097
15,000	Gilead Sciences, Inc. (a)	1,073,400
15,500	Johnson & Johnson	977,275
27,900	Medtronic, Inc.	1,405,044
96,300	Pfizer, Inc.	2,403,648
15,900	Sanofi-Aventis ADR (France)	674,319
31,400	UnitedHealth Group, Inc.	1,639,080

		13,693,980

	Industrial - 12.7%
16,700	Burlington Northern Santa Fe Corp.	1,322,473
26,400	Caterpillar, Inc.	1,700,688
4,500	Deere & Co.	487,890
34,400	Emerson Electric Co.	1,482,296
13,200	FedEx Corp.	1,507,176
84,200	General Electric Co.	2,940,264
54,000	Honeywell International, Inc.	2,507,760
27,200	United Technologies Corp.	1,785,136

		13,733,683

	Information Technology - 19.8%
26,700	Amdocs, Ltd. (a) (Channel Islands)	924,087
20,200	Apple Computer, Inc. (a)	1,709,122
78,000	BEA Systems, Inc. (a)	930,540
55,400	Broadcom Corp. - Class A (a)	1,888,586
75,900	Cisco Systems, Inc. (a)	1,968,846
55,900	Corning, Inc. (a)	1,153,217
42,700	Dell, Inc. (a)	975,695
20,100	eBay, Inc. (a)	644,406
139,400	EMC Corp. (a)	1,944,630
72,000	Intel Corp.	1,429,200
44,100	Microsoft Corp.	1,242,297
74,300	Motorola, Inc.	1,376,036
34,100	Qualcomm, Inc.	1,373,548
34,700	Symantec Corp. (a)	593,370
48,200	Texas Instruments, Inc.	1,492,272
59,400	Yahoo!, Inc. (a)	1,833,084

		21,478,936

	Materials - 1.7%
12,500	EI Du Pont de Nemours & Co.	634,375
22,800	Monsanto Co.	1,201,332

		1,835,707

	Telecommunication Services - 4.4%
40,900	Alltel Corp.	2,478,131
83,200	Sprint Nextel Corp.	1,604,096
19,600	Verizon Communications, Inc.	733,628

		4,815,855

	Total Long-Term Investments - 88.5% (Cost $100,501,243)	$96,147,378

Contracts (100 shares per contract)	Call Options Purchased (a)	Expiration Date	Exercise Price	Value
	Call Options Purchased - 6.9%
300	SPDR Trust Series 1	December 2008	$75.00	$2,034,000
800	Nasdaq-100 Trust Series 1	Janurary 2008	25.00	1,539,200
700	Financial Select Sector SPDR Fund	Janurary 2008	20.00	1,130,500
400	Energy Select Sector SPDR Fund	Janurary 2008	30.00	1,112,000
325	iShares Russell 2000 Index Fund	Janurary 2008	45.00	1,135,875
100	DIAMONDS Trust Series I	Janurary 2008	76.00	476,000

	Total Call Options Purchased (Cost $7,228,000)			7,427,575

	Total Investments - 95.4% (Cost $107,729,243)			103,574,953
	Other Assets in excess of Liabilities - 5.8%			6,336,519
	Total Options Written - (1.2%)			(1,339,633)

	Net Assets - 100.0%			$108,571,839

(a)	Non-income producing security.

ADR - American Depositary Receipt.

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Value
409	Alltel Corp.	April 2007	$65.00	$34,765
255	American International Group, Inc.	May 2007	75.00	4,463
202	Apple Computer, Inc.	March 2007	90.00	10,100
128	Bank of America Corp.	August 2007	55.00	12,160
110	Bear Stearns Cos., Inc. (The)	July 2007	175.00	34,100
189	Best Buy Co., Inc.	June 2007	55.00	12,285
176	Best Buy Co., Inc.	June 2007	60.00	3,960
223	Broadcom Corp.	April 2007	40.00	8,363
108	Broadcom Corp.	May 2007	40.00	7,560
223	Broadcom Corp.	August 2007	40.00	40,140
32	Burlington Northern Santa Fe Corp.	March 2007	85.00	640
135	Burlington Northern Santa Fe Corp.	April 2007	90.00	4,725
369	CIT Group, Inc.	July 2007	65.00	26,753
112	Cardinal Health, Inc.	June 2007	75.00	12,600
132	Caterpillar, Inc.	May 2007	70.00	14,322
140	Chevron Corp.	June 2007	75.00	16,800
454	Cisco Systems, Inc.	July 2007	30.00	23,835
305	Cisco Systems, Inc.	July 2007	32.50	6,100
228	Citigroup, Inc.	June 2007	57.50	5,130
158	Citigroup, Inc.	September 2007	60.00	5,135
559	Corning, Inc.	August 2007	25.00	41,925
245	Coventry Health Care, Inc.	July 2007	60.00	26,950
45	Deere & Co.	April 2007	110.00	16,650
100	DIAMONDS Trust Series I	March 2007	124.00	8,500
220	Walt Disney Co. (The)	March 2007	35.00	6,050
125	EI Du Pont de Nemours & Co.	April 2007	55.00	3,125
200	EMC Corp.	April 2007	15.00	4,000
398	EMC Corp.	April 2007	14.00	21,890
136	eBay, Inc.	April 2007	35.00	10,540
344	Emerson Electric Co.	March 2007	45.00	5,160
132	FedEx Corp.	April 2007	125.00	12,540
148	Genentech, Inc.	April 2007	90.00	11,840
806	General Electric Co.	June 2007	40.00	7,657
150	Gilead Sciences, Inc.	May 2007	75.00	35,625
61	Goldman Sachs Group, Inc.	July 2007	240.00	18,758
106	Home Depot, Inc. (The)	May 2007	45.00	1,855
56	Home Depot, Inc. (The)	May 2007	42.50	3,360
400	Honeywell International, Inc.	June 2007	50.00	30,000
140	Honeywell International, Inc.	September 2007	50.00	21,350
516	Intel Corp.	July 2007	25.00	8,514
164	Intel Corp.	January 2008	25.00	10,168
325	iShares Russell 2000 Index Fund	March 2007	81.00	15,275
230	JPMorgan Chase & Co.	June 2007	52.50	21,850
76	JPMorgan Chase & Co.	September 2007	55.00	7,980
155	Johnson & Johnson	October 2007	70.00	12,400
296	Lehman Brothers Holdings, Inc.	July 2007	85.00	49,580
154	Lennar Corp.	May 2007	55.00	13,860
248	Lowe’s Cos., Inc.	April 2007	35.00	7,440
279	Medtronic, Inc.	May 2007	55.00	10,463
230	Microsoft Corp.	July 2007	35.00	1,955
211	Microsoft Corp.	July 2007	32.50	5,803
190	Monsanto Co.	April 2007	60.00	8,550
800	Nasdaq-100 Trust Series 1	March 2007	45.00	12,400
80	Nike, Inc.	April 2007	110.00	9,800
10	Nike, Inc.	July 2007	120.00	875
204	Nordstrom, Inc.	July 2007	60.00	27,540	d
29	PepsiCo, Inc.	April 2007	65.00	1,450
189	PepsiCo, Inc.	April 2007	67.50	1,418
601	Pfizer, Inc.	January 2008	30.00	24,040
328	Procter & Gamble Co.	July 2007	70.00	15,580
260	Qualcomm, Inc.	April 2007	45.00	14,300
81	Qualcomm, Inc.	July 2007	47.50	8,505
300	SPDR Trust Series 1	March 2007	142.00	37,500
1,500	SPDR Trust Series 1	April 2007	149.00	37,095
1,100	SPDR Trust Series 1	April 2007	150.00	16,500
159	Sanofi-Aventis (France)	June 2007	50.00	1,590
73	Schlumberger, Ltd. (Netherlands)	March 2007	65.00	4,745
74	Schlumberger, Ltd. (Netherlands)	May 2007	75.00	2,405
400	Energy Select Sector SPDR Fund	March 2007	59.00	16,000
700	Financial Select Sector SPDR Fund	April 2007	36.00	66,500
230	Sprint Nextel Corp.	May 2007	19.00	30,475
186	Target Corp.	April 2007	65.00	12,090
482	Texas Instruments, Inc.	July 2007	32.50	79,048
164	United Technologies Corp.	May 2007	70.00	12,300
108	United Technologies Corp.	August 2007	75.00	6,480
314	UnitedHealth Group, Inc.	June 2007	60.00	17,270
196	Verizon Communications, Inc.	July 2007	40.00	13,720
288	Wachovia Corp.	April 2007	60.00	5,040
153	Wachovia Corp.	July 2007	60.00	12,240
204	Wal-Mart Stores, Inc.	March 2007	50.00	3,060
133	Walgreen Co.	April 2007	47.50	6,650
53	Walgreen Co.	July 2007	50.00	3,710
148	Whole Foods Market, Inc.	May 2007	55.00	11,766
736	Williams Companies, Inc.	May 2007	30.00	29,440
457	Yahoo!, Inc.	July 2007	35.00	52,555
	Total Call Options Written (Premiums received $2,409,510)			$1,339,633

(a)	Non-income producing security.

Country Allocation*
United States	99.4%
Netherlands	0.5%
France	0.1%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended November 30, 2006.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore Dynamic Equity Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	April 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	April 16, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	April 16, 2007